SHARE WARRANT OBLIGATIONS - Change in Contract Asset and Share Warrant Obligation (Details) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Contract asset
Beginning Balance		$ 13,211,006
Ending Balance	$ 13,234,458	13,234,458	$ 13,211,006
Share warrant obligation
Additions		2,907,226	0
Public warrants
Share warrant obligation
Beginning balance		13,080,646	19,913,196
Foreign currency translation adjustment		(4,375,695)	(6,975,357)
Foreign currency translation adjustment		(226,385)	142,807
Ending balance	11,385,792	11,385,792	13,080,646
Public warrants | Non-Convertible Debentures, Warrants
Share warrant obligation
Beginning balance	24,767,843
Foreign currency translation adjustment	(2,728,508)
Foreign currency translation adjustment	(607,567)
Ending balance	21,431,768	21,431,768
Northern Genesis Acquisition Corp.
Share warrant obligation
Beginning balance		7,990,648	75,354,490
Foreign currency translation adjustment		(5,139,089)	(66,211,250)
Exercised			(348)
Foreign currency translation adjustment		(5,988)	(1,152,244)
Ending balance	2,845,571	2,845,571	7,990,648
Northern Genesis Acquisition Corp. | Public warrants
Share warrant obligation
Beginning balance		7,075,767	42,961,675
Foreign currency translation adjustment		(4,598,757)	(35,011,131)
Exercised			(348)
Foreign currency translation adjustment		3,905	(874,429)
Ending balance	2,480,915	2,480,915	7,075,767
Northern Genesis Acquisition Corp. | Private warrants
Share warrant obligation
Beginning balance		914,881	32,392,815
Foreign currency translation adjustment		(540,332)	(31,200,119)
Exercised			0
Foreign currency translation adjustment		(9,893)	(277,815)
Ending balance	364,656	364,656	914,881
Amazon Logistics, Inc.
Contract asset
Beginning Balance		13,211,006	14,113,415
Foreign currency translation adjustment		23,452	(902,409)
Ending Balance	13,234,458	13,234,458	13,211,006
Share warrant obligation
Beginning balance		2,172,269	30,871,444
Foreign currency translation adjustment		(39,147)	(417,596)
Foreign currency translation adjustment		332,483	(28,281,579)
Ending balance	$ 2,465,605	$ 2,465,605	$ 2,172,269